Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As of December 31,
	2024	2025
	HK$	HK$	US$
Non-current
Provision	150,000	150,000	19,272

Current
Trade payables – third parties	7,229,939	7,715,592	991,301
Other payables	3,162,303	4,533	583
Accruals	2,598,216	2,846,202	365,681
	12,990,458	10,566,327	1,357,565

Schedule of Currency Profiles of the Group’s Trade and Other Payables

The currency profiles of the Company’s trade and other payables as at the end of each reporting year are as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Hong Kong Dollar	9,892,666	7,188,927	923,636
United States Dollar	3,097,792	3,377,400	433,929
	12,990,458	10,566,327	1,357,565